FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2017
FAIR VALUE DISCLOSURES [Abstract]
FAIR VALUE DISCLOSURES
NOTE 21 – FAIR VALUE DISCLOSURES

FASB ASC topic 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. FASB ASC topic 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Valuation is based upon quoted prices for identical instruments traded in active markets. Level 1 instruments include securities traded on active exchange markets, such as the New York Stock Exchange, as well as U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets.

Level 2: Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market. Level 2 instruments include securities traded in less active dealer or broker markets.

Level 3: Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

We used the following methods and significant assumptions to estimate fair value:

Securities: Where quoted market prices are available in an active market, securities (trading or available for sale) are classified as Level 1 of the valuation hierarchy. Level 1 securities include certain preferred stocks included in our trading portfolio for which there are quoted prices in active markets. If quoted market prices are not available for the specific security, then fair values are estimated by (1) using quoted market prices of securities with similar characteristics, (2) matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for specific securities but rather by relying on the securities’ relationship to other benchmark quoted prices, or (3) a discounted cash flow analysis whose significant fair value inputs can generally be verified and do not typically involve judgment by management. These securities are classified as Level 2 of the valuation hierarchy and primarily include agency securities, private label mortgage-backed securities, other asset backed securities, obligations of states and political subdivisions, trust preferred securities, corporate securities and foreign government securities.

Loans held for sale: The fair value of mortgage loans held for sale is based on agency cash window loan pricing for comparable assets (recurring Level 2).

Impaired loans with specific loss allocations based on collateral value: From time to time, certain loans are considered impaired and an AFLL is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. We measure our investment in an impaired loan based on one of three methods: the loan’s observable market price, the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s effective interest rate. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2017 and 2016, all of our total impaired loans were evaluated based on either the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s effective interest rate. When the fair value of the collateral is based on an appraised value or when an appraised value is not available we record the impaired loan as nonrecurring Level 3. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments can be significant and thus will typically result in a Level 3 classification of the inputs for determining fair value.

Other real estate: At the time of acquisition, other real estate is recorded at fair value, less estimated costs to sell, which becomes the property’s new basis. Subsequent write-downs to reflect declines in value since the time of acquisition may occur from time to time and are recorded in net (gains) losses on other real estate and repossessed assets in the Consolidated Statements of Operations. The fair value of the property used at and subsequent to the time of acquisition is typically determined by a third party appraisal of the property. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments can be significant and typically result in a Level 3 classification of the inputs for determining fair value.

Appraisals for both collateral-dependent impaired loans and other real estate are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by us. Once received, an independent third party, or a member of our Collateral Evaluation Department (for commercial properties), or a member of our Special Assets/ORE Group (for residential properties) reviews the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison with independent data sources such as recent market data or industry-wide statistics. We compare the actual selling price of collateral that has been sold to the most recent appraised value of our properties to determine what additional adjustment, if any, should be made to the appraisal value to arrive at fair value. For commercial and residential properties we typically discount an appraisal to account for various factors that the appraisal excludes in its assumptions. These additional discounts generally do not result in material adjustments to the appraised value.

Capitalized mortgage loan servicing rights: The fair value of capitalized mortgage loan servicing rights is based on a valuation model used by an independent third party that calculates the present value of estimated net servicing income. The valuation model incorporates assumptions that market participants would use in estimating future net servicing income. Certain model assumptions are generally unobservable and are based upon the best information available including data relating to our own servicing portfolio, reviews of mortgage servicing assumption and valuation surveys and input from various mortgage servicers and, therefore, are recorded as nonrecurring Level 3. Management evaluates the third party valuation for reasonableness each quarter as part of our financial reporting control processes. Prior to January 1, 2017, capitalized mortgage loan servicing rights were accounted for using the amortization method of accounting and were measured at fair value on a non-recurring basis. During the first quarter of 2017, we adopted the fair value method of accounting for our capitalized mortgage loan servicing rights (see note #1) and are now measured at fair value on a recurring basis.

Derivatives: The fair value of rate-lock mortgage loan commitments is based on agency cash window loan pricing for comparable assets and the fair value of mandatory commitments to sell mortgage loans is based on mortgage backed security pricing for comparable assets (recurring Level 2). The fair value of interest rate swap and interest rate cap agreements are derived from proprietary models which utilize current market data. The significant fair value inputs can generally be observed in the market place and do not typically involve judgment by management (recurring Level 2). The fair value of purchased and written options is based on prices of financial instruments with similar characteristics and do not typically involve judgment by management (recurring Level 2).

Assets and liabilities measured at fair value, including financial assets for which we have elected the fair value option, were as follows:
		Fair Value Measurements Using
	Fair Value Measure- ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2017:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$455	$455	$—	$—
Securities available for sale
U.S. treasury	898	898	—	—
U.S. agency	25,682	—	25,682	—
U.S. agency residential mortgage-backed	137,918	—	137,918	—
U.S. agency commercial mortgage-backed	9,760	—	9,760	—
Private label mortgage-backed	29,109	—	29,109	—
Other asset backed	93,898	—	93,898	—
Obligations of states and political subdivisions	172,945	—	172,945	—
Corporate	47,853	—	47,853	—
Trust preferred	2,802	—	2,802	—
Foreign government	2,060	—	2,060	—
Loans held for sale	39,436	—	39,436	—
Capitalized mortgage loan servicing rights	15,699	—	—	15,699
Derivatives (1)	3,080	—	3,080	—
Liabilities
Derivatives (2)	1,292	—	1,292	—

Measured at Fair Value on a Non-recurring basis:
Assets
Impaired loans (3)
Commercial
Income producing - real estate	274	—	—	274
Land, land development & construction-real estate	9	—	—	9
Commercial and industrial	1,051	—	—	1,051
Mortgage
1-4 family	339	—	—	339
Resort lending	207	—	—	207
Other real estate (4)
Mortgage
1-4 family	186	—	—	186
Resort lending	65	—	—	65

(1)	Included in accrued income and other assets.
(2)	Included in accrued expenses and other liabilities.
(3)	Only includes impaired loans with specific loss allocations based on collateral value.
(4)	Only includes other real estate with subsequent write downs to fair value.

		Fair Value Measurements Using
	Fair Value Measure- ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2016:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$410	$410	$—	$—
Securities available for sale
U.S. agency	28,988	—	28,988	—
U.S. agency residential mortgage-backed	156,289	—	156,289	—
U.S. agency commercial mortgage-backed	12,632	—	12,632	—
Private label mortgage-backed	34,727	—	34,727	—
Other asset backed	146,709	—	146,709	—
Obligations of states and political subdivisions	170,899	—	170,899	—
Corporate	56,180	—	56,180	—
Trust preferred	2,579	—	2,579	—
Foreign government	1,613	—	1,613	—
Loans held for sale	35,946	—	35,946	—
Derivatives (1)	2,251	—	2,251	—
Liabilities
Derivatives (2)	975	—	975	—

Measured at Fair Value on a Non-recurring basis:
Assets
Capitalized mortgage loan servicing rights (3)	8,163	—	—	8,163
Impaired loans (4)
Commercial
Income producing - real estate	255	—	—	255
Land, land development & construction-real estate	54	—	—	54
Commercial and industrial	1,342	—	—	1,342
Mortgage
1-4 family	361	—	—	361
Other real estate (5)
Commercial
Income producing - real estate (6)	2,863	—	2,863	—
Land, land development & construction-real estate	176	—	—	176
Mortgage
1-4 family	98	—	—	98
Resort lending	133	—	—	133

(1)	Included in accrued income and other assets.
(2)	Included in accrued expenses and other liabilities.
(3)	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
(4)	Only includes impaired loans with specific loss allocations based on collateral value.
(5)	Only includes other real estate with subsequent write downs to fair value.
(6)	Level 2 valuation is based on a signed purchase agreement.

There were no transfers between Level 1 and Level 2 during the years ended December 31, 2017 and 2016.

Changes in fair values of financial assets for which we have elected the fair value option for the years ended December 31 were as follows:
	Net Gains (Losses) on Assets		Mortgage Loan Servicing, net	Total Change in Fair Values Included in Current Period Earnings
	Securities	Mortgage Loans
	(In thousands)
2017
Trading securities	$45	$—	$—	$45
Loans held for sale	—	407	—	407
Capitalized mortgage loan servicing rights	—	—	(2,744)	(2,744)

2016
Trading securities	$262	$—	$—	$262
Loans held for sale	—	(277)	—	(277)

2015
Trading securities	$(55)	$—	$—	$(55)
Loans held for sale	—	90	—	90

For those items measured at fair value pursuant to our election of the fair value option, interest income is recorded within the Consolidated Statements of Operations based on the contractual amount of interest income earned on these financial assets and dividend income is recorded based on cash dividends received.

The following represent impairment charges recognized during the years ended December 31, 2017, 2016 and 2015 relating to assets measured at fair value on a non-recurring basis:
•
Capitalized mortgage loan servicing rights, whose individual strata are measured at fair value, had a carrying amount of $8.2 million, which is net of a valuation allowance of $2.3 million, at December 31, 2016. A recovery of $1.0 million and $0.5 million was included in our results of operations for the years ending December 31, 2016 and 2015, respectively.

•
Loans which are measured for impairment using the fair value of collateral for collateral dependent loans had a carrying amount of $2.6 million, with a valuation allowance of $0.7 million at December 31, 2017, and had a carrying amount of $4.0 million, with a valuation allowance of $2.0 million at December 31, 2016. An additional provision for loan losses relating to impaired loans of $0.5 million, $0.2 million and $1.1 million was included in our results of operations for the years ending December 31, 2017, 2016 and 2015, respectively.

•
Other real estate, which is measured using the fair value of the property, had a carrying amount of $0.3 million which is net of a valuation allowance of $0.1 million at December 31, 2017, and a carrying amount of $3.2 million, which is net of a valuation allowance of $0.8 million, at December 31, 2016. An additional charge relating to other real estate measured at fair value of $0.1 million, $0.6 million and $0.3 million was included in our results of operations during the years ended December 31, 2017, 2016 and 2015, respectively.

A reconciliation for all assets and (liabilities) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31 follows:
	Capitalized Mortgage Loan Servicing Rights
	2017	2016	2015
	(In thousands)
Beginning balance	$—	$—	$—
Change in accounting	14,213	—	—
Beginning balance, as adjusted	14,213	—	—
Total losses realized and unrealized:
Included in results of operations	(2,744)	—	—
Included in other comprehensive income	—	—	—
Purchases, issuances, settlements, maturities and calls	4,230	—	—
Transfers in and/or out of Level 3	—	—	—
Ending balance	$15,699	$—	$—

Amount of total losses for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at December 31	$(2,744)	$—	$—

As discussed above we changed the accounting for capitalized mortgage loan servicing rights during the first quarter of 2017 (see note #1) and are now measuring valuation on a recurring basis. The fair value of our capitalized mortgage loan servicing rights has been determined based on a valuation model used by an independent third party as discussed above. The significant unobservable inputs used in the fair value measurement of the capitalized mortgage loan servicing rights are discount rate, cost to service, ancillary income and float rate. Significant changes in all four of these assumptions in isolation would result in significant changes to the value of our capitalized mortgage loan servicing rights. Quantitative information about our Level 3 fair value measurements measured on a recurring basis follows:
	Asset Fair Value	Valuation Technique	Unobservable Inputs	Range	Weighted Average
	(In thousands)
Capitalized mortgage loan servicing rights	$15,699	Present value of net servicing revenue	Discount rate Cost to service Ancillary income Float rate	9.88% to 11.00% $66 to $216 20 to 36 2.24% to 2.24%	10.11% $81 23 2.24%

Quantitative information about Level 3 fair value measurements measured on a non-recurring basis follows:
	Asset Fair Value	Valuation Technique	Unobservable Inputs	Range	Weighted Average
	(In thousands)
2017
Impaired loans
Commercial	$1,334	Sales comparison approach	Adjustment for differences between comparable sales	(32.5)% to 25.0%	(4.5)%

Mortgage	546	Sales comparison approach	Adjustment for differences between comparable sales	(21.1) to 34.1	(2.7)

Other real estate-Mortgage	251	Sales comparison approach	Adjustment for differences between comparable sales	(33.0) to 44.5	(1.0)
2016
Capitalized mortgage loan servicing rights	$ 8,163	Present value of net servicing revenue	Discount rate Cost to service Ancillary income Float rate	10.00% to 11.00% $66 to $168 20 to 40 1.97% to 1.97%	10.07% $ 83 24 1.97%

Impaired loans
Commercial (1)	1,446	Sales comparison approach	Adjustment for differences between comparable sales	(25.0)% to 17.0%	(1.5) %

Mortgage	361	Sales comparison approach	Adjustment for differences between comparable sales	(23.2) to 19.4	(4.7)

Other real estate
Commercial	176	Sales comparison approach	Adjustment for differences between comparable sales	(35.0) to 0.0	(22.5)

Mortgage and installment	231	Sales comparison approach	Adjustment for differences between comparable sales	(26.8) to 2.8	(5.1)

(1)
In addition to the valuation techniques and unobservable inputs discussed above, at December 31, 2016, we had an impaired collateral dependent commercial relationship that totaled $0.2 million that was primarily secured by collateral other than real estate. Collateral securing this relationship primarily included machinery and equipment and inventory at December 31, 2016. Valuation techniques at December 31, 2016, included appraisals and discounting restructuring firm valuations based on estimates of value recovery of each particular asset type. Discount rates used ranged from 0% to 100% of stated values.

The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale for which the fair value option has been elected at December 31.
	Aggregate Fair Value	Difference	Contractual Principal
	(In thousands)
Loans held for sale
2017	$39,436	$844	$38,592
2016	35,946	437	35,509
2015	27,866	714	27,152